Leases - Summary of Unrealized Interest Income of the Finance Lease (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of undiscounted lease payments to net investment in finance lease [abstract]
Total investment in lease	₩ 1,627,328	₩ 1,298,516
Net investment in lease	1,467,768	1,173,565
Present value of minimum lease payments	1,467,768	1,173,565
Present value of unguaranteed residual value	0	0
Unearned interest income	₩ 159,560	₩ 124,951